Loss per share (Tables)	3 Months Ended
Mar. 31, 2023
Earnings per share [abstract]
Loss per share

	Three months ended March 31,
	2023	2022
	£	£
Basic and Diluted loss for the period	(37,643,000)	(15,492,000)

	Three months ended March 31,
	2023	2022
	Number	Number
Weighted average number of ordinary shares	123,257,529	120,959,726

	Three months ended March 31,
	2023	2022
	£	£
Basic and diluted loss per share	(0.31)	(0.13)